Fees and Expenses	Aug. 11, 2026
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund
Prospectus [Line Items]
Expense Narrative [Text Block]	The Annual Fund Operating Expenses table for Calamos High Income Opportunities Fund is restated as follows:
Expenses Restated to Reflect Current [Text]	The table has been restated to reflect assets as of January 31, 2026.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):[1]	Class A	Class C	Class I
Management Fee	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.90%	0.90%	0.90%
Total Annual Fund Operating Expenses	1.75%	2.50%	1.50%
Expense Reimbursement[2]	(0.75)%	(0.75)%	(0.75)%
Net Annual Fund Operating Expenses	1.00%	1.75%	0.75%

1      The table has been restated to reflect assets as of January 31, 2026.

2      The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2027 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extra- ordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.00%, 1.75%, and 0.75% of average net assets, respectively. Calamos Advisors LLC ("Calamos Advisors") may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund's expense ratio falls below the contractual expenses limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2027 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example, With Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Class A	325	692	1,084	2,180
Class C	278	706	1,262	2,778
Class I	77	400	747	1,726
You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Class A	325	692	1,084	2,180
Class C	178	706	1,262	2,778
Class I	77	400	747	1,726

Calamos International Growth Fund | Calamos International Growth Fund
Prospectus [Line Items]
Expense Narrative [Text Block]

The following is added as footnote 2 with respect to the “Management Fee” row in the Annual Fund Operating Expenses table for Calamos International Growth Fund (on page 71 of the Prospectus):

“The Fund’s management fee is determined by calculating a base fee and applying a performance adjustment. The Fund's base fee is at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), and 0.80% on average daily net assets in excess of $6 billion. The base fee is subject to adjustment, up or down, based on the Fund's performance relative to the performance of the MSCI EAFE Growth Index. Specifically, the performance adjustment equally increases or decreases the base fee, on a monthly basis, by 1/12 of 0.03% of the Fund's average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI EAFE Growth Index over the performance measurement period on an annualized basis. The maximum monthly performance adjustment for each Fund is plus or minus 1/12 of 0.30% of the Fund's average daily net assets during the performance measurement period.”

CALAMOS GLOBAL EQUITY FUND | CALAMOS GLOBAL EQUITY FUND
Prospectus [Line Items]
Expense Narrative [Text Block]

The following is added as footnote 2 with respect to the “Management Fee” row in the Annual Fund Operating Expenses table for Calamos Global Equity Fund (on page 82 of the Prospectus):

“The Fund’s management fee is determined by calculating a base fee and applying a performance adjustment. The Fund's base fee is at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), and 0.80% on average daily net assets in excess of $6 billion. The base fee is subject to adjustment, up or down, based on the Fund's performance relative to the performance of the MSCI World Index. Specifically, the performance adjustment equally increases or decreases the base fee, on a monthly basis, by 1/12 of 0.03% of the Fund's average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI World Index over the performance measurement period on an annualized basis. The maximum monthly performance adjustment for each Fund is plus or minus 1/12 of 0.30% of the Fund's average daily net assets during the performance measurement period.”